SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
DisclosureOf Subsequent Events [Abstract]
Disclosure of events after reporting period [text block]
NOTE 27. SUBSEQUENT EVENTS

1) Since the beginning of February, multiple forest fires have been affecting various locations in Chile in which we operate, such as Maule, Ñuble, Biobío, Araucanía and Los Ríos regions, many of which are the result of the irresponsible or intentional action of third parties (the “Fires”).

Regarding the fires, we disclosed the following on March 1, 2023:

For purposes of fire prevention and combat, the Company has more than 1,300 professional forestry brigade members, duly trained and equipped for firefighting, as well as 700 liquidation forestry brigade members. Additionally, the Company has 89 car bombs, 30 runways and helipads, a total of 35 aircrafts (11 tanker planes, 17 tanker and brigade transport helicopters, 4 heavy-duty helicopters and 3 coordination planes), 18 skidders, 2 bulldozers, 130 detection towers with cameras systems, a satellite fire detection service, and 3 detection centers, in addition to the support of national and international specialist companies.

The Company has approximately 47,000 hectares of potentially affected productive forest plantations (the “Plantations”). Considering the information currently available, the wood that should be able to be recovered (based on past experiences) and the applicable insurance coverage, it is preliminarily estimated that the impact on the financial statements of the Company as a result of the fires would be as of this date approximately ThU.S.$ 50,000.

2)
On April 6, 2023, our Board of Directors agreed to propose to the Shareholders' Meeting, that an amount equivalent to 50% of the 2022 distributable net profit be distributed among the shareholders. As of December 31, 2022, 40% of the distributable net profit was provisioned according to the policy in place as of that date.

3
) The authorization for the issuance and publication of these consolidated financial statements for the period ended December 31, 2022 was approved by the Board of Directors of Arauco at the Extraordinary Meeting No.
68
5
 held
o
n April
13
of 2023.

Subsequent to December 31, 2022 and as of the date of issuance of these consolidated financial statements, there have been no events, that could materially affect the presentation of these financial statements.